Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 27, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Institutional Class
Account Value [Line Items]
Account Value	$ 1,377,016	$ 1,321,466	$ 1,230,419	$ 1,343,052	$ 1,329,508	$ 1,251,414	$ 1,131,432	$ 1,129,211		$ 1,078,185			$ 1,015,253	$ 1,001,157
Supra Institutional Class
Account Value [Line Items]
Account Value	$ 6,918,876	6,635,114	6,173,374	6,740,297	6,666,348	6,271,345	5,661,599	5,649,414		5,395,570			5,073,860	5,000,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,360,395	1,263,711	1,149,079	1,301,534	1,246,476	1,167,023	1,026,552	1,054,720	$ 1,000,000
Supra Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Account Value	$ 7,403,487	6,877,372	6,253,520	7,075,302	6,775,278	6,343,000	5,578,459	5,726,778		5,387,210		$ 5,000,000
Supra Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class
Account Value	$ 6,667,789	6,272,569	5,827,945	6,033,854	5,886,731	5,735,141	5,317,039	5,275,139		5,059,680	$ 5,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,141,980	1,127,878	1,068,787	1,228,634	1,247,877	1,160,744	1,067,678	1,067,556		1,031,039			1,004,446	998,952
ICE BofA Global Corporate & High Yield Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Corporate & High Yield Index USD Hedged
Account Value	$ 1,359,060	1,297,671	1,184,072	1,370,717	1,372,695	1,271,126	1,126,583	1,138,142		1,071,957			993,775	999,203
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,715,887	5,645,307	5,349,540	6,149,612	6,245,927	5,809,806	5,343,987	5,343,380		5,160,600			5,027,498	5,000,000
ICE BofA Global Corporate & High Yield Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Corporate & High Yield Index USD Hedged
Account Value	$ 6,800,720	6,493,530	5,925,081	6,859,052	6,868,948	6,360,696	5,637,409	5,695,247		5,364,058			$ 4,972,837	$ 5,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,097,882	1,084,325	1,027,515	1,181,190	1,199,689	1,115,921	1,026,449	1,026,332	1,000,000
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Account Value	$ 1,428,600	1,334,110	1,195,822	1,264,698	1,205,822	1,164,378	1,049,143	1,042,129	1,000,000
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (USD)
Account Value	$ 1,426,080	1,333,923	1,184,323	1,323,885	1,265,958	1,190,752	1,034,669	1,056,192	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,517,339	5,449,211	5,163,717	5,935,998	6,028,968	5,607,996	5,158,357	5,157,771		4,981,340		5,000,000
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Account Value	$ 7,950,886	7,425,004	6,655,360	7,038,692	6,711,015	6,480,357	5,839,014	5,799,978		5,504,117		5,000,000
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)
Account Value	$ 8,033,915	7,514,746	6,671,965	7,458,196	7,131,857	6,708,181	5,828,875	5,950,130		5,561,977		$ 5,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 5,397,845	5,331,192	5,051,882	5,807,437	5,898,393	5,486,538	5,046,638	5,046,065		4,873,455	5,000,000
ICE BofA U.S. Corporate & Government 1-3 Yrs [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-3 Yrs
Account Value	$ 5,755,572	$ 5,509,222	$ 5,263,695	$ 5,469,727	$ 5,492,294	$ 5,314,524	$ 5,106,743	$ 5,024,800		$ 4,982,102	$ 5,000,000